OPERATING EXPENSES - Impairment, depreciation and amortization (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of premises and equipment	$ 384,847
Depreciation, right-of-use assets	177,709
Amortization of intangible assets	141,104	$ 123,551	$ 116,752
Impairment of the other assets	147,338	27,746	46,078
Total impairment, depreciation and amortization	824,590	493,902	479,111	[1]
Premises and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of premises and equipment	$ 358,439	$ 342,605	$ 316,281

[1]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.